UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     April 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $69,925 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      510     9068 SH       SOLE                     7318              1750
Akami Technologies             COM              00971t101      196    10122 SH       SOLE                     3122              7000
Amgen Corp                     COM              031162100      767    15496 SH       SOLE                    13746              1750
Catalyst Health Solutions, Inc COM              14888b103      637    32115 SH       SOLE                    28315              3800
ChevronTexaco Corp             COM              166764100      807    11996 SH       SOLE                     9996              2000
Cisco Systems                  COM              17275R102     1036    61784 SH       SOLE                    49234             12550
Coca Cola Co                   COM              191216100      804    18295 SH       SOLE                    15975              2320
Colgate-Palmolive              COM              194162103      979    16598 SH       SOLE                    14158              2440
Comcast Corp New 'A'           COM              20030N101      656    48091 SH       SOLE                    37991             10100
ConocoPhillips                 COM              20825c104      599    15305 SH       SOLE                    12705              2600
Du Pont                        COM              263534109      530    23715 SH       SOLE                    19515              4200
Duke Energy Co                 COM              26441c105      591    41268 SH       SOLE                    32768              8500
EMC Corp Mass                  COM              268648102      797    69879 SH       SOLE                    60779              9100
Emerson Electric               COM              291011104      718    25121 SH       SOLE                    21421              3700
Exxon-Mobil                    COM              30231G102      885    12995 SH       SOLE                    10787              2208
General Electric Co            COM              369604103      352    34800 SH       SOLE                    28050              6750
Google Inc                     COM              38259p508      800     2298 SH       SOLE                     1908               390
Home Depot Inc                 COM              437076102      693    29395 SH       SOLE                    25295              4100
Ingersoll-Rand Co              COM              G4776G101      442    32049 SH       SOLE                    24149              7900
Intel Corp                     COM              458140100      869    57799 SH       SOLE                    48599              9200
iShares: DJ Telecom            COM              464287713      161    10070 SH       SOLE                    10070
iShares: FTSE China            COM              464287184      690    24181 SH       SOLE                    24181
iShares: MSCI EAFE             COM              464287465     7109   189129 SH       SOLE                   189129
iShares: Russell 2000          COM              464287655     2918    69403 SH       SOLE                    69403
iShares: Russell Midcap        COM              464287499     4013    74304 SH       SOLE                    74304
Jefferson Bancshares           COM              472375104       83    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104      944    17950 SH       SOLE                    14550              3400
Medtronic Inc                  COM              585055106      512    17368 SH       SOLE                    15368              2000
Microsoft                      COM              594918104      985    53606 SH       SOLE                    43806              9800
NYSE Euronet                   COM              629491101      424    23675 SH       SOLE                    20875              2800
Oracle                         COM              68389X105     1023    56603 SH       SOLE                    47953              8650
Parker-Hannifin Corp           COM              701094104      603    17748 SH       SOLE                    14948              2800
Pepsico Inc                    COM              713448108      850    16509 SH       SOLE                    14469              2040
Procter & Gamble               COM              742718109      825    17524 SH       SOLE                    14804              2720
PS: DB Agriculture             COM              73936b408     1215    49625 SH       SOLE                    49625
PS: DB Base Metals             COM              73936b705     1277    96837 SH       SOLE                    96837
Saks Inc                       COM              79377W108       40    21258 SH       SOLE                     5958             15300
Schlumberger                   COM              806857108      678    16682 SH       SOLE                    13882              2800
SPDR S&P Biotech               COM              78464a870      212     4410 SH       SOLE                     2010              2400
SPDR: S&P 500                  COM              78462f103    15849   199314 SH       SOLE                   198280              1034
SPDR: S&P Energy               COM              81369Y506      781    18387 SH       SOLE                    14937              3450
SPDR: S&P Financial            COM              81369Y605     1905   216233 SH       SOLE                   192233             24000
SPDR: S&P Utilities            COM              81369Y886      291    11385 SH       SOLE                     8985              2400
SPDR:S&P Pharmaceuticals       COM              78464a722      818    30280 SH       SOLE                    24080              6200
Sprint Nextel Corp             COM              852061100      789   221065 SH       SOLE                   190276             30789
Target Corp                    COM              87612E106      676    19663 SH       SOLE                    15993              3670
Texas Instruments              COM              882508104      459    27824 SH       SOLE                    24674              3150
US Natrl Gas Fund, LP          COM              912318102      526    34628 SH       SOLE                    34628
US Oil Fund, LP                COM              91232n108      614    21153 SH       SOLE                    21153
VG: Emerging Markets           COM              922042858     1519    64471 SH       SOLE                    64471
VG: MCSI US Large Cap 300 Grow COM              921910816     1276    42779 SH       SOLE                    40279              2500
VG: Total US Stock Market      COM              922908769     4210   106377 SH       SOLE                   106377
Walgreen                       COM              931422109      771    29705 SH       SOLE                    24345              5360
Walt Disney Co                 COM              254687106      495    27266 SH       SOLE                    24266              3000
Whole Foods Market             COM              966837106      192    11450 SH       SOLE                     2050              9400
Zimmer Hldg Inc                COM              98956p102      524    14347 SH       SOLE                    12747              1600